Securities (Tables)	12 Months Ended
Dec. 31, 2019
Securities [Abstract]
Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$7,986	$32	$1	$8,017
Mortgage-backed securities - residential	126	4	-	130
Collateralized mortgage obligations	27	-	-	27
Total	$8,139	$36	$1	$8,174

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$9,978	$2	$99	$9,881
Mortgage-backed securities - residential	167	3	-	170
Collateralized mortgage obligations	62	1	-	63
Total	$10,207	$6	$99	$10,114

Securities Classified By Maturity Date

	December 31, 2019		December 31, 2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$5,001	$5,000	$3,495	$3,472
Due from one to five years	2,985	3,017	6,483	6,409
Mortgage-backed securities - residential	126	130	167	170
Collateralized mortgage obligations	27	27	62	63
Total	$8,139	$8,174	$10,207	$10,114

Fair Value Of Securities Pledged

	2019	2018
Pledged as collateral for:
FHLB advances	$3,074	$4,058
Public deposits	2,015	1,997
Mortgage banking derivatives	1,500	-
Interest-rate swaps	77	104
Total	$6,666	$6,159

Securities With Unrealized Losses

December 31, 2019	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury (1)	$499	$-	$2,501	$1	$3,000	$1
Total temporarily impaired	$499	$-	$2,501	$1	$3,000	$1

(1)	Unrealized loss is less than $1 resulting in rounding to zero

December 31, 2018	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$499	$1	$8,401	$98	$8,900	$99
Total temporarily impaired	$499	$1	$8,401	$98	$8,900	$99